Research and Development Expenses	12 Months Ended
Dec. 31, 2023
Research and Development Expenses [Abstract]
Research and development expenses

Note 11 - Research and development expenses:

The components of research and development expenses are as follows:

	For the Year Ended December 31,
	2023	2022
Subcontractors	$759,440	$542,186
Salaries	191,825	182,995
Consultants and others	53,178	125,499
Total	$1,004,443	$850,680